AXP(SM) State
                                                                     Tax-Exempt
                                                                          Funds

                                                             1999 ANNUAL REPORT
                                                           (PROSPECTUS INCLUDED)


(icon of) padlock

Tax-exempt funds from
the following states:

California
Massachusetts
Michigan
Minnesota
New York
Ohio

The goal of each AXP State Tax-Exempt Fund is to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

(This annual report includes a prospectus that describes in detail each Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospects carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN
  EXPRESS
    Financial
    Advisors

Twice the Tax Relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to eliminate state tax, too, you can invest in municipal bonds in the state in which you reside. This double tax-exemption makes this one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

Table of Contents


1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                      4
From the Portfolio Manager                             4
Fund Facts                                             6
California Tax-Exempt Fund                            12
The 10 Largest Holdings                               12
The Fund's Long-term Performance                      13
Massachusetts Tax-Exempt Fund                         14
The 10 Largest Holdings                               14
The Fund's Long-term Performance                      15
Michigan Tax-Exempt Fund                              16
The 10 Largest Holdings                               16
The Fund's Long-term Performance                      17
Minnesota Tax-Exempt Fund                             18
The 10 Largest Holdings                               18
The Fund's Long-term Performance                      19
New York Tax-Exempt Fund                              20
The 10 Largest Holdings                               20
The Fund's Long-term Performance                      21
Ohio Tax-Exempt Fund                                  22
The 10 Largest Holdings                               22
The Fund's Long-term Performance                      23
All Funds                                             24
Making the Most of a Fund                             24
Independent Auditors' Report                          25
Financial Statements                                  26
Notes to Financial Statements                         33
Investments in Securities                             41
Federal Income Tax Information                        91

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.


The Funds                                            3p
Goal                                                 3p
Investment Strategy                                  3p
Risks                                                4p
Past Performance                                     6p
Fees and Expenses                                   11p
Management                                          13p
Buying and Selling Shares                           14p
Valuing Fund Shares                                 14p
Investment Options                                  14p
Purchasing Shares                                   15p
Sales Charges                                       18p
Exchanging/Selling Shares                           21p
Distributions and Taxes                             25p
Personalized Shareholder Information                26p
About the Company                                   27p
Quick Telephone Reference                           28p
Financial Highlights                                29p
Appendix                                            35p

From the Chairman

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.

o Change in the Fund name from "IDS" to "AXP."

o A new shareholder service and distribution plan.

o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


(signature of) Arne H. Carlson
Arne H. Carlson



From the Portfolio Manager

(picture of) Paul Hylle
Paul Hylle
Portfolio manager

Despite being penalized by rising interest rates in the second half of the fiscal year, the AXP State Tax-Exempt Funds produced positive results for the period as a whole while providing tax-free income well above the rate of inflation. For investors in the Funds' Class A shares, the total returns (which include net asset value change and interest income) ranged from 1.72% to 2.62% for the fiscal year -- July 1998 through June 1999.

The low rate of inflation that has dominated the investment environment in recent years remained in place early in the period, providing reassurance for the bond market. But this time the market got an additional boost from another outbreak of the so-called "Asian flu," the financial malady that first struck Asia in the fall of 1997. In 1998, it was Russia and Latin America that were affected.

The result was a flood of money into the U.S. bond market from investors who were seeking what they believed to be a safe haven for investment. This "flight to quality" drove down long-term interest rates until mid-fall, boosting bond prices along the way. Although U.S. Treasury issues got the great bulk of the attention, municipal bonds benefited modestly from the declining-rate trend.

INFLATION CONCERN MOUNTS
But in the winter, the environment began to change. As the U.S. economy continued to show remarkable strength, investors became concerned that a spike in inflation -- a bondholder's worst enemy -- might be just around the corner. The result: They began selling bonds, which in turn drove interest rates up and bond prices down over the ensuing months. While the sell-off did hurt the municipal market, the damage was less than that in the Treasury market.

Looking at other fundamental factors, the supply/demand situation was quite comfortable over the period, especially during the final half when the overall supply declined by some 20 percent.

As for dividends, they fell somewhat as the period progressed. That's because when interest rates fell in 1998, many bonds were called (bought back) by the issuers and replaced by issues paying lower interest. Therefore, additions to the Funds' portfolios simply provided less income than previous holdings.

On the whole, I kept the Funds' durations somewhat shorter than average, a strategy that resulted in less volatility in the Funds' net asset values. Late in the fiscal year, the duration began lengthening a bit as I reduced the level of cash reserves by adding some new bonds to the portfolio.

Looking at the Funds on an individual basis, all of the states continued to reap the benefits of a strong national economy, including fiscal health and overall upgradings of their bonds' quality. More specifically, in New York and Minnesota, the supply of bonds was down considerably, which was especially good for prices.


(signature of)
Paul Hylle

Fund Facts

AXP California Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                    $5.18

June 30, 1998                                                    $5.35
Decrease                                                         $0.17

Distributions -- July 1, 1998 - June 30, 1999
From income                                                      $0.27
From capital gains                                               $ --
Total distributions                                              $0.27
Total return*                                                   +1.80%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                    $5.18
June 30, 1998                                                    $5.35
Decrease                                                         $0.17

Distributions -- July 1, 1998 - June, 30, 1999
From income                                                      $0.22
From capital gains                                               $ --
Total distributions                                              $0.22
Total return*                                                   +1.03%**

 *The  prospectus  discusses the effect of sales charges, if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
  distributions reinvested.

AXP Massachusetts Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                         $5.39
June 30, 1998                                                         $5.56
Decrease                                                              $0.17

Distributions -- July 1, 1998 - June 30, 1999
From income                                                           $0.27
From capital gains                                                    $ --
Total distributions                                                   $0.27
Total return*                                                        +1.72%**

Class B --12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                         $5.39
June 30, 1998                                                         $5.56
Decrease                                                              $0.17

Distributions -- July 1, 1998 - June 30, 1999
From income                                                           $0.23
From capital gains                                                    $ --
Total distributions                                                   $0.23
Total return*                                                        +0.96%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Michigan Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                        $5.38
June 30, 1998                                                        $5.57
Decrease                                                             $0.19

Distributions -- July 1, 1998 - June 30, 1999
From income                                                          $0.28
From capital gains                                                   $0.02
Total distributions                                                  $0.30
Total return*                                                       +1.92%*

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                        $5.38
June 30, 1998                                                        $5.57
Decrease                                                             $0.19

Distributions -- July 1, 1998 - June 30, 1999
From income                                                          $0.24
From capital gains                                                   $0.02
Total distributions                                                  $0.26
Total return*                                                       +1.17%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Minnesota Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                      $5.26
June 30, 1998                                                      $5.41
Decrease                                                           $0.15

Distributions -- July 1, 1998 - June 30, 1999
From income                                                        $0.29
From capital gains                                                 $ --
Total distributions                                                $0.29
Total return*                                                     +2.62%**
 Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                      $5.26
June 30, 1998                                                      $5.41
Decrease                                                           $0.15

Distributions -- July 1, 1998 - June 30, 1999
From income                                                        $0.25
From capital gains                                                 $ --
Total distributions                                                $0.25
Total return*                                                     +1.85%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP New York Tax-Exempt Fund

Class A --12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                      $5.15
June 30, 1998                                                      $5.29
Decrease                                                           $0.14

Distributions -- July 1, 1998 - June 30, 1999
From income                                                        $0.25
From capital gains                                                 $ --
Total distributions                                                $0.25
Total return*                                                     +2.04%**

Class B -- 12-month performance

(All figures per share)

Net asset value (NAV)
June 30, 1999                                                      $5.15
June 30, 1998                                                      $5.29
Decrease                                                           $0.14

Distributions -- July 1, 1998 - June 30, 1999
From income                                                        $0.21
From capital gains                                                 $ --
Total distributions                                                $0.21
Total return*                                                     +1.28%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Ohio Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                    $5.36
June 30, 1998                                                    $5.50
Decrease                                                         $0.14

Distributions -- July 1, 1998 - June 30, 1999
From income                                                      $0.27
From capital gains                                               $ --
Total distributions                                              $0.27
Total return*                                                   +2.50%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                    $5.36
June 30, 1998                                                    $5.50
Decrease                                                         $0.14

Distributions -- July 1, 1998 - June 30, 1999
From income                                                      $0.23
From capital gains                                               $ --
Total distributions                                              $0.23
Total return*                                                   +1.75%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

AXP California Tax-Exempt Fund

                                                                   Percent                           Value
                                                               (of net assets)               (as of June 30, 1999)
Anaheim Public Finance Authority Revenue Bonds
Electric Utilities San Juan Series 2
 5.75% 2022                                                          4.27%                        $11,389,154

Los Angeles Water & Power
Electric Plant Revenue Bonds Series 1990
 7.13% 2030                                                          2.55                           6,816,159

Statewide Community Development Authority
Revenue Certificate of Participation
St. Joseph Health System Group
 6.50% 2015                                                          2.29                           6,117,814

Community Development Authority Health Facilities
Unihealth America Certificate of Participation
Series 1993 Inverse Floater
 7.93% 2011                                                          2.01                           5,362,499

State Unlimited Tax General Obligation Refunding Bonds
 4.50% 2028                                                          1.98                           5,273,749

University of Southern California Educational
Facilities Authority Pre-refunded Revenue Bonds
Series 1989B
 6.75% 2015                                                          1.92                           5,136,249

Los Angeles Convention & Exhibition Center
Pre-refunded Certificate of Participation
Series 1989A
 7.00% 2020                                                          1.91                           5,097,700

Rancho Mirage Joint Powers Finance Authority
Certificate of Participation
Eisenhower Memorial Hospital
 7.00% 2022                                                          1.73                           4,630,418

Fontana Redevelopment Agency
Refunding Certificate of Participation
Police Facility Series 1993
 5.63% 2016                                                          1.71                           4,560,165

Northern California Transmission Select Auction
Variable Rate Security & Residual Interest Revenue Bonds
Inverse Floater
 5.50% 2024                                                          1.69                           4,504,050

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


(icon of) pie chart
                                    The 10 holdings listed here
                                    make up 22.06% of net assets


The Fund's Long-term Performance

AXP California Tax-Exempt Fund

          How your $10,000 has grown in AXP California Tax-Exempt Fund
$30,000



$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,770
$10,000                                          AXP California Tax-Exempt
                                                              Fund Class A

 $9,500


'89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

 Average annual total return (as of June 30, 1999):
                  1 year      5 years    10 years       Since inception
 Class A          -3.28%       +4.86%      +5.92%                --%
 Class B          -2.84%          --%         --%             +4.42%*

* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/89 to 6/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $7,853. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing AXP California Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The 10 Largest Holdings

AXP Massachusetts Tax-Exempt Fund

                                                                     Percent                  Value
                                                                 (of net assets)       (as of June 30, 1999)
Boston City Hospital Refunding Revenue Bonds
Series B
 5.75% 2023                                                           3.47%                  $3,032,189

Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series B
 6.35% 2022                                                           3.03                    2,649,565

Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series 1993A
 5.25% 2021                                                           2.73                    2,385,925

State Health & Education Facilities Authority
Pre-refunded Revenue Bonds Boston College
Series 1991J
 6.63% 2021                                                           2.37                    2,068,661

Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison Series 1993
 5.88% 2008                                                           2.32                    2,023,300

Health & Educational Facilities Authority
Revenue Bonds Charlton Memorial Hospital Series 1991B
 7.25% 2013                                                           2.16                    1,884,418

State Turnpike Authority Metro Highway System
Senior Lien Revenue Bonds Toll Road Series 1997A
 5.00% 2037                                                           2.08                    1,818,500

State Health & Education Facilities Authority
Revenue Bonds Boston College Series L
 4.75% 2031                                                           1.99                    1,735,140

Municipal Wholesale Electric Power
Supply System Refunding Revenue Bonds
Series 1994B
 4.75% 2011                                                           1.90                    1,659,368

Bay Transportation Authority General Transportation System
Refunding Bonds Series 1992B
 6.20% 2016                                                           1.89                    1,655,115

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further details about these holdings,  please refer to the section  entitled
"Investments in Securities."


(icon of) pie chart

                                    The 10 holdings listed here
                                    make up 23.94% of net assets



The Fund's Long-term Performance

AXP Massachusetts Tax-Exempt Fund

          How your $10,000 has grown in AXP Massachusetts Tax-Exempt Fund
$30,000



$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,990
$10,000                                       AXP Massachusetts Tax-Exempt
                                                              Fund Class A

 $9,500


'89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

Average annual total return (as of June 30, 1999):
                1 year   5 years    10 years    Since inception
 Class A        -3.37%    +4.92%      +6.05%             --%
 Class B        -2.92%       --%         --%          +4.54%*

* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/89 to 6/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $7,765. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing AXP Massachusetts Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The 10 Largest Holdings

AXP Michigan Tax-Exempt Fund

                                                                                             Percent               Value
                                                                                         (of net assets)    (as of June 30, 1999)
Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds
 5.75% 2022                                                                                   3.07%              $2,551,874

State Building Authority Refunding Revenue Bonds
Series 1991I
 6.25% 2020                                                                                   2.78                2,315,389

Detroit Sewer Disposal Revenue Bonds
 5.70% 2023                                                                                   2.52                2,098,444

Grand Ledge Public Schools Unlimited Tax General
Obligation Refunding Bonds Eaton,
Clinton & Ionia Counties Series 1995
 5.38% 2024                                                                                   2.37                1,968,859

State Hospital Finance Authority Hospital Pre-refunded
Revenue Bonds McLaren Obligated Group Series 1991A
 7.50% 2021                                                                                   2.29                1,906,239

State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Ford Motor Series 1991A
 7.10% 2006                                                                                   2.23                1,855,986

Wayne Charter County Airport Revenue Bonds
Detroit Metropolitan Airport Series 1998A
 5.00% 2028                                                                                   2.20                1,827,820

Monroe County  Pollution  Control  Revenue  Bonds Detroit  Edison Fermi 2 Plants
Series CC A.M.T.
 7.50% 2019                                                                                   2.20                1,826,615

Anchor Bay School District
Unlimited Tax General Obligation Refunding Bonds
 4.75% 2026                                                                                   2.00                1,667,124

Buena Vista School District Saginaw County
School Building & Site Unlimited Tax
General Obligation Pre-refunded Bonds Series 1991
 7.20% 2016                                                                                   1.94                1,611,135

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


(icon of) pie chart
                                    The 10 holdings listed here
                                    make up 23.60% of net assets


The Fund's Long-term Performance

AXP Michigan Tax-Exempt Fund

          How your $10,000 has grown in AXP Michigan Tax-Exempt Fund
$30,000



$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $18,020
$10,000                                            AXP Michigan Tax-Exempt
                                                              Fund Class A

 $9,500


'89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

Average annual total return (as of June 30, 1999):
              1 year    5 years     10 years      Since inception
 Class A      -3.18%     +4.83%       +6.07%               --%
 Class B      -2.70%        --%          --%            +4.39%*

* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/89 to 6/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $7,969. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing AXP Michigan Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The 10 Largest Holdings

AXP Minnesota Tax-Exempt Fund

                                                                                           Percent               Value
                                                                                       (of net assets)   (as of June 30, 1999)
State University Board of Regents General Obligation
Bonds Series 1996A
 5.50% 2021                                                                                   2.84%            $12,838,874

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Healthspan Series 1993A
 4.75% 2018                                                                                   2.75              12,422,564

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Group Health Plan Series 1992
 6.75% 2013                                                                                   2.47              11,128,529

State Housing Finance Agency Single Family Housing Mortgage Revenue Bonds Series
1997E A.M.T.
 5.90% 2029                                                                                   1.97               8,909,687

Southern Minnesota Municipal Power Agency
Revenue Bonds
 4.75% 2016                                                                                   1.89               8,538,663

State General Obligation Various Purpose
Pre-refunded Bonds Series 1991
 6.70% 2011                                                                                   1.87               8,426,239

State General Obligation Various Purpose
Pre-refunded Bonds Series 1990
 7.00% 2009                                                                                   1.80               8,139,743

Hennepin County Lease Revenue Certificates of
Participation Series 1991
 6.80% 2017                                                                                   1.70               7,695,004

St. Paul Housing & Redevelopment Authority
Sales Tax Revenue Bonds Civic Center
Escrowed to Maturity
 5.55% 2023                                                                                   1.69               7,627,499

Edina Multi-family Housing Revenue Bonds Walker
Assisted Living Series 1991
 9.00% 2031                                                                                   1.65               7,460,837

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

                                    The 10 holdings listed here
                                    make up 20.63% of net assets


The Fund's Long-term Performance

AXP Minnesota Tax-Exempt Fund

          How your $10,000 has grown in AXP Minnesota Tax-Exempt Fund
$30,000



$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,972
$10,000                                           AXP Minnesota Tax-Exempt
                                                              Fund Class A

 $9,500


'89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

Average annual total return (as of June 30, 1999):
              1 year     5 years       10 years        Since inception
 Class A      -2.52%      +5.18%         +6.04%                 --%
 Class B      -2.05%         --%            --%              +4.80%*

* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/89 to 6/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $8,071. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing AXP Minnesota Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The 10 Largest Holdings

AXP New York Tax-Exempt Fund

                                                                                             Percent                  Value
                                                                                        (of net assets)       (as of June 30, 1999)
State Energy Research & Development Authority
Electric Facilities Revenue Bonds Consolidated
Edison Series 1990A A.M.T.
 7.50% 2025                                                                                   4.37%                 $5,063,899

United Nations Development Senior Lien
Pre-refunded Revenue Bonds Series 1992A
 6.00% 2026                                                                                   4.19                   4,856,219

State Urban Development Capital Correctional
Facilities Pre-refunded Revenue Bonds
1st Series 1990
 7.50% 2020                                                                                   4.04                   4,682,250

State Local Government Assistance Pre-refunded
Sales Tax Revenue Bonds Series 1991A
 7.00% 2016                                                                                   3.69                   4,277,600

State Mortgage Agency Homeowner Mortgage
Refunding Revenue Bonds Series 1991TT
 7.50% 2015                                                                                   3.63                   4,211,760

State Mortgage Agency Homeowner Mortgage
Revenue Bonds 27th Series 1992
 6.90% 2015                                                                                   2.79                   3,238,890

Triborough Bridge & Tunnel Authority General
Purpose Pre-refunded Revenue Bonds Series 1990S
 7.00% 2021                                                                                   2.74                   3,174,210

State Environmental Facilities State Water Revolving
Fund Pollution Control Revenue Bonds Series 1990A
 7.50% 2012                                                                                   2.72                   3,157,620

State Dormitory Authority College Revenue Bonds
Consolidated City University System Series 1993A
 5.75% 2013                                                                                   2.68                   3,111,210

State Energy Research & Development Authority Solid Waste Disposal Revenue Bonds
New York State Electric & Gas Company Series 1993A A.M.T.
 5.70% 2028                                                                                   2.60                   3,019,050

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

                                    The 10 holdings listed here
                                    make up 33.45% of net assets



The Fund's Long-term Performance

AXP New York Tax-Exempt Fund

          How your $10,000 has grown in AXP New York Tax-Exempt Fund
$30,000



$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,853
$10,000                                       AXP New York Tax-Exempt Fund
                                                              Fund Class A

 $9,500


'89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

Average annual total return (as of June 30, 1999):
                1 year         5 years        10 years       Since inception
 Class A        -3.06%          +4.60%          +5.97%                --%
 Class B        -2.61%             --%             --%             +4.27%*

* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/89 to 6/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $7,814. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing AXP New York Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The 10 Largest Holdings

AXP Ohio Tax-Exempt Fund

                                                                                            Percent                 Value
                                                                                        (of net assets)     (as of June 30, 1999)
Lakota Local School District
Unlimited Tax Improvement General Obligation Bonds
 6.25% 2014                                                                                   2.85%               $2,187,360

State Air Quality Development Authority Refunding
Revenue Bonds Series 1994 A.M.T.
 6.38% 2029                                                                                   2.81                 2,154,400

Erie County Hospital Improvement Refunding
Revenue Bonds Firelands Community Hospital Series 1992
 6.75% 2015                                                                                   2.76                 2,117,220

State Municipal Electric Generation Agency Revenue Bonds
Joint Venture 5
 5.38% 2024                                                                                   2.59                 1,987,700

Lorain County Hospital Facilities Refunding Revenue Bonds
EMH Regional Medical Center Series 1995
 5.38% 2021                                                                                   2.57                 1,965,400

State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
 5.25% 2021                                                                                   2.56                 1,963,720

Butler County Hospital Facility Improvement Refunding
Revenue Bonds Fort Hamilton-Hughes Memorial Center
Series 1991
 7.50% 2010                                                                                   2.42                 1,854,388

Franklin County Convention Facilities Authority Tax & Lease
Revenue Anticipation Pre-refunded Bonds
 7.00% 2019                                                                                   2.08                 1,596,060

State Housing Finance Agency  Mortgage  Revenue Bonds  Aristocrat  South Board &
Care Series 1991A A.M.T.
 7.30% 2031                                                                                   2.05                 1,570,260

Cuyahoga County Hospital Refunding Revenue Bonds
Cleveland Clinic Foundation Series 1992
 5.50% 2011                                                                                   2.01                 1,542,705

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

                                    The 10 holdings listed here
                                    make up 24.70% of net assets


The Fund's Long-term Performance

AXP Ohio Tax-Exempt Fund

          How your $10,000 has grown in AXP Ohio Tax-Exempt Fund
$30,000



$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,875
$10,000                                           AXP Ohio Tax-Exempt Fund
                                                              Fund Class A

 $9,500


'89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

 Average annual total return (as of June 30, 1999):
                 1 year      5 years        10 years      Since inception
 Class A         -2.62%       +4.84%          +5.98%               --%
 Class B         -2.15%          --%             --%            +4.43%*

* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/89 to 6/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $7,764. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing AXP Ohio Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your  shares  increase  in value  when the  Fund's  investments  do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

The  financial   statements   contained  in  Post-Effective   Amendment  #32  to
Registration Statement No. 33-5102 filed on or about August 26, 1999, are incorporated herein by reference.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP California Tax-Exempt Fund
Fiscal year ended June 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02325
Aug. 26, 1998                                                    0.02141
Sept. 24, 1998                                                   0.02126
Oct. 26, 1998                                                    0.02312
Nov. 24, 1998                                                    0.02218
Dec. 22, 1998                                                    0.02028
Jan. 25, 1999                                                    0.02420
Feb. 25, 1999                                                    0.02300
March 24, 1999                                                   0.02005
April 26, 1999                                                   0.02418
May 27, 1999                                                     0.02263
June 23, 1999                                                    0.01983
Total distibutions                                              $0.26539

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.01970
Aug. 26, 1998                                                    0.01809
Sept. 24, 1998                                                   0.01805
Oct. 26, 1998                                                    0.01952
Nov. 24, 1998                                                    0.01907
Dec. 22, 1998                                                    0.01636
Jan. 25, 1999                                                    0.02042
Feb. 25, 1999                                                    0.01954
March 24, 1999                                                   0.01703
April 26, 1999                                                   0.02051
May 27, 1999                                                     0.01922
June 23, 1999                                                    0.01689
Total distributions                                             $0.22440

Source of distributions

100% of exempt-interest distributions during the fiscal year ended June 30, 1999 was derived from interest on California municipal securities.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Massachusetts Tax-Exempt Fund

Fiscal year ended June 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02433
Aug. 26, 1998                                                    0.02269
Sept. 24, 1998                                                   0.02261
Oct. 26, 1998                                                    0.02392
Nov. 24, 1998                                                    0.02205
Dec. 22, 1998                                                    0.02059
Jan. 25, 1999                                                    0.02465
Feb. 25, 1999                                                    0.02370
March 24, 1999                                                   0.02045
April 26, 1999                                                   0.02496
May 27, 1999                                                     0.02242
June 23, 1999                                                    0.01777
Total                                                           $0.27014

Taxable dividend -- taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.00263
Total distributions                                             $0.27277

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02065
Aug. 26, 1998                                                    0.01924
Sept. 24, 1998                                                   0.01928
Oct. 26, 1998                                                    0.02021
Nov. 24, 1998                                                    0.01871
Dec. 22, 1998                                                    0.01736
Jan. 25, 1999                                                    0.02072
Feb. 25, 1999                                                    0.01994
March 24, 1999                                                   0.01736
April 26, 1999                                                   0.02119
May 27, 1999                                                     0.01890
June 23, 1999                                                    0.01475
Total                                                           $0.22831

Taxable dividend -- taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.00263
Total distributions                                             $0.23094

Source of distributions

100% of exempt-interest distributions during the fiscal year ended June 30, 1999 was derived from interest on Massachusetts municipal securities.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Michigan Tax-Exempt Fund
Fiscal year ended June 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                            Per share

July 27, 1998                                                   $0.02422
Aug. 26, 1998                                                    0.02268
Sept. 24, 1998                                                   0.02229
Oct. 26, 1998                                                    0.02410
Nov. 24, 1998                                                    0.02258
Dec. 22, 1998                                                    0.02138
Jan. 25, 1999                                                    0.02611
Feb. 25, 1999                                                    0.02420
March 24, 1999                                                   0.02100
April 26, 1999                                                   0.02469
May 27, 1999                                                     0.02302
June 23, 1999                                                    0.02012
Total                                                           $0.27639

Taxable dividend --short-term capital gain taxable as dividend income.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.00333

Taxable dividend -- taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.01984

Total distributions                                             $0.29956

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02057
Aug. 26, 1998                                                    0.01923
Sept. 24, 1998                                                   0.01892
Oct. 26, 1998                                                    0.02039
Nov. 24, 1998                                                    0.01926
Dec. 22, 1998                                                    0.01814
Jan. 25, 1999                                                    0.02223
Feb. 25, 1999                                                    0.02011
March 24, 1999                                                   0.01789
April 26, 1999                                                   0.02095
May 27, 1999                                                     0.01950
June 23, 1999                                                    0.01710
Total                                                           $0.23429

Taxable dividend -- short-term capital gain taxable as dividend income.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.00333

Taxable dividend -- taxable as long term-capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.01984
Total distributions                                             $0.25746

Source of distributions

100% of exempt-interest distributions during the fiscal year ended June 30, 1999 was derived from interest on Michigan municipal securities.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Minnesota Tax-Exempt Fund
Fiscal year ended June 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02569
Aug. 26, 1998                                                    0.02430
Sept. 24, 1998                                                   0.02671
Oct. 26, 1998                                                    0.02618
Nov. 24, 1998                                                    0.02383
Dec. 22, 1998                                                    0.02250
Jan. 25, 1999                                                    0.02598
Feb. 25, 1999                                                    0.02354
March 24, 1999                                                   0.02087
April 26, 1999                                                   0.02498
May 27, 1999                                                     0.02368
June 23, 1999                                                    0.02080
Total                                                           $0.28906


Taxable dividend -- income distribution taxable as dividend income.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.00003
Total distributions                                             $0.28909

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02212
Aug. 26, 1998                                                    0.02096
Sept. 24, 1998                                                   0.02345
Oct. 26, 1998                                                    0.02257
Nov. 24, 1998                                                    0.02059
Dec. 22, 1998                                                    0.01897
Jan. 25, 1999                                                    0.02218
Feb. 25, 1999                                                    0.02006
March 24, 1999                                                   0.01785
April 26, 1999                                                   0.02130
May 27, 1999                                                     0.02025
June 23, 1999                                                    0.01785
Total                                                           $0.24815

Taxable dividend -- income distribution taxable as dividend income.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.00003
Total distributions                                             $0.24818

Source of distributions

100% of exempt-interest distributions during the fiscal year ended June 30, 1999 was derived from interest on Minnesota municipal securities.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP New York Tax-Exempt Fund
Fiscal year ended June 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02374
Aug. 26, 1998                                                    0.02201
Sept. 24, 1998                                                   0.02189
Oct. 26, 1998                                                    0.02159
Nov. 24, 1998                                                    0.01934
Dec. 22, 1998                                                    0.01955
Jan. 25, 1999                                                    0.02345
Feb. 25, 1999                                                    0.02120
March 24, 1999                                                   0.01843
April 26, 1999                                                   0.02254
May 27, 1999                                                     0.02137
June 23, 1999                                                    0.01859
Total                                                           $0.25370

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02023
Aug. 26, 1998                                                    0.01872
Sept. 24, 1998                                                   0.01870
Oct. 26, 1998                                                    0.01804
Nov. 24, 1998                                                    0.01616
Dec. 22, 1998                                                    0.01642
Jan. 25, 1999                                                    0.01971
Feb. 25, 1999                                                    0.01779
March 24 1999                                                    0.01547
April 26, 1999                                                   0.01891
May 27, 1999                                                     0.01800
June 23, 1999                                                    0.01569
Total                                                           $0.21384

Source of distributions

100% of exempt-interest distributions during the fiscal year ended June 30, 1999 was derived from interest on New York municipal securities.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Ohio Tax-Exempt Fund
Fiscal year ended June 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02461
Aug. 26, 1998                                                    0.02295
Sept. 24, 1998                                                   0.02263
Oct. 26, 1998                                                    0.02407
Nov. 24, 1998                                                    0.02188
Dec. 22, 1998                                                    0.02126
Jan. 25, 1999                                                    0.02604
Feb. 25, 1999                                                    0.02365
March 24, 1999                                                   0.02077
April 26, 1999                                                   0.02546
May 27, 1999                                                     0.02304
June 23, 1999                                                    0.01830
Total distributions                                             $0.27466

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share

July 27, 1998                                                   $0.02099
Aug. 26, 1998                                                    0.01954
Sept. 24, 1998                                                   0.01930
Oct. 26, 1998                                                    0.02040
Nov. 24, 1998                                                    0.01855
Dec. 22, 1998                                                    0.01790
Jan. 25, 1999                                                    0.02215
Feb. 25, 1999                                                    0.02010
March 24, 1999                                                   0.01768
April 26, 1999                                                   0.02170
May 27, 1999                                                     0.01954
June 23, 1999                                                    0.01529
Total distributions                                             $0.23314

Source of distributions

100% of exempt-interest distributions during the fiscal year ended June 30, 1999 was derived from interest on Ohio municipal securities.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.
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                                                                S-6328 N (8/99)
AXP State Tax-Exempt Funds
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN
  EXPRESS
    Financial
    Advisors

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

3)   There are footnotes.                        3)  There are footnotes
                                                     labeling the annual report
                                                     and containing page
                                                     numbers.